Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (65,590)	$ (180,643)	$ (114,536)
Deferred tax assets	152,250	46,353
Deferred tax liabilities	(217,840)	(226,996)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(540,343)	(622,276)
Deferred tax assets	(227,212)	(318,092)
Deferred tax liabilities	(313,131)	(304,184)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(363,644)	(403,505)
Deferred tax assets	(189,646)	(230,756)
Deferred tax liabilities	(173,998)	(172,749)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(35,883)	(33,477)
Deferred tax assets	(28,299)	(26,486)
Deferred tax liabilities	(7,584)	(6,991)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(109,186)	(106,989)
Deferred tax assets	(7)	0
Deferred tax liabilities	(109,179)	(106,989)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(31,630)	(78,305)
Deferred tax assets	(9,259)	(60,850)
Deferred tax liabilities	(22,371)	(17,455)
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	474,753	441,633
Deferred tax assets	379,462	364,445
Deferred tax liabilities	95,291	77,188
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	358,774	353,986
Deferred tax assets	321,602	322,608
Deferred tax liabilities	37,172	31,378
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	48,633	46,438
Deferred tax assets	37,854	35,957
Deferred tax liabilities	10,779	10,481
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	16,391	17,068
Deferred tax assets	651	2,096
Deferred tax liabilities	15,740	14,972
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	50,955	24,141
Deferred tax assets	19,355	3,784
Deferred tax liabilities	$ 31,600	$ 20,357